Provision for contingencies (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfMovementOfTheProvisionForContingenciesAbstract [Abstract]
Beginning balance	R$ 28,804	R$ 11,849
Accrual	25,907	6,409
Acquisition of subsidiary		11,446
Settlement	(17,760)	(1,127)
Interest	4,610	227
Ending balance	R$ 41,563	R$ 28,804